Leases (Details 2) - Southland Holdings [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating leases
Operating lease right-of-use assets	$ 16,893	$ 15,816
Short-term operating lease liabilities	11,844	11,891
Long-term operating lease liabilities	4,696	3,430
Total operating lease liabilities	16,540	15,321
Finance leases
Property and equipment	25,890	26,243
Accumulated amortization	(17,231)	(9,770)
Property and equipment, net	8,659	16,473
Short-term lease liabilities	4,728	8,157
Long-term lease liabilities	5,336	10,066
Total finance lease liabilities	$ 10,064	$ 18,223